Janus Henderson VIT Global Technology and Innovation Portfolio

Schedule of Investments (unaudited)

September 30, 2020

Shares		Value
Common Stocks– 98.4%
Aerospace & Defense – 0.3%
Axon Enterprise Inc*	22,565	$2,046,646
Electronic Equipment, Instruments & Components – 0.5%
Cognex Corp	52,377	3,409,743
Entertainment – 1.0%
Netflix Inc*	14,328	7,164,430
Equity Real Estate Investment Trusts (REITs) – 4.3%
American Tower Corp	36,620	8,852,153
Crown Castle International Corp	56,105	9,341,482
Equinix Inc	14,724	11,192,154
		29,385,789
Financial Institutions – 1.1%
Dragoneer Growth Opportunities Corp*	590,731	7,236,455
Information Technology Services – 11.9%
Adyen NV (144A)*	1,803	3,322,262
Fidelity National Information Services Inc	73,360	10,799,326
Global Payments Inc	16,923	3,005,186
GoDaddy Inc*	32,233	2,448,741
Mastercard Inc	83,926	28,381,255
MongoDB Inc*	3,158	731,109
Nuvei Corp (144A)*	8,549	359,667
Okta Inc*	7,245	1,549,343
PayPal Holdings Inc*	18,025	3,551,466
Snowflake Inc - Class A*	214	53,714
Twilio Inc*	18,057	4,461,704
Visa Inc	90,172	18,031,695
WEX Inc*	10,464	1,454,182
Wix.com Ltd*	14,420	3,674,937
		81,824,587
Interactive Media & Services – 9.2%
Alphabet Inc - Class C*	9,284	13,643,766
Facebook Inc*	108,762	28,484,768
Match Group Inc*	42,852	4,741,574
Snap Inc*	133,713	3,491,246
Tencent Holdings Ltd	192,600	12,826,297
		63,187,651
Internet & Direct Marketing Retail – 9.5%
Alibaba Group Holding Ltd*	475,432	17,581,409
Amazon.com Inc*	10,422	32,816,064
Etsy Inc*	17,239	2,096,780
JD.com Inc (ADR)*	19,937	1,547,311
Meituan Dianping*	97,300	3,060,113
MercadoLibre Inc*	5,436	5,884,361
THG Holdings Ltd*	300,264	2,317,262
		65,303,300
Leisure Products – 0.3%
Peloton Interactive Inc - Class A*	20,961	2,080,170
Media – 0.4%
Liberty Broadband Corp*	19,384	2,769,392
Professional Services – 1.0%
CoStar Group Inc*	8,338	7,074,876
Semiconductor & Semiconductor Equipment – 18.1%
ASML Holding NV	55,683	20,529,718
KLA Corp	32,007	6,201,036
Lam Research Corp	50,110	16,623,992
Microchip Technology Inc	73,127	7,514,531
NVIDIA Corp	37,388	20,235,133
Taiwan Semiconductor Manufacturing Co Ltd	1,805,000	27,110,401
Texas Instruments Inc	149,201	21,304,411
Xilinx Inc	48,769	5,083,681
		124,602,903
Software – 32.5%
Adobe Inc*	58,424	28,652,882
Atlassian Corp PLC*	31,945	5,807,282
Autodesk Inc*	29,699	6,860,766
Avalara Inc*	36,160	4,604,614
Cadence Design Systems Inc*	124,882	13,316,168
Ceridian HCM Holding Inc*	49,151	4,062,330
Constellation Software Inc/Canada	2,872	3,191,751
Dynatrace Inc*	86,212	3,536,416

Shares		Value
Common Stocks– (continued)
Software– (continued)
Guidewire Software Inc*	23,614	$2,462,232
HubSpot Inc*	3,855	1,126,547
Intuit Inc	8,785	2,865,755
JFrog Inc*	4,665	394,892
Microsoft Corp	306,618	64,490,964
Nice Ltd (ADR)*	23,528	5,341,562
Paylocity Holding Corp*	8,717	1,407,098
RealPage Inc*	27,474	1,583,601
RingCentral Inc*	15,711	4,314,398
SailPoint Technologies Holding Inc*	95,602	3,782,971
salesforce.com Inc*	110,266	27,712,051
ServiceNow Inc*	3,437	1,666,945
Splunk Inc*	10,842	2,039,705
Tyler Technologies Inc*	11,538	4,021,685
Unity Software Inc*	24,575	2,144,906
Vertex Inc - Class A*	40,786	938,078
Workday Inc*	60,777	13,074,956
Zendesk Inc*	137,271	14,127,931
		223,528,486
Specialty Retail – 0.2%
Vroom Inc*	32,049	1,659,497
Technology Hardware, Storage & Peripherals – 7.1%
Apple Inc	423,009	48,988,672
Wireless Telecommunication Services – 1.0%
T-Mobile US Inc*	62,302	7,124,857
Total Common Stocks (cost $353,464,123)		677,387,454
Preferred Stocks– 0%
Software – 0%
Magic Leap Inc - Series D*,¢,§((cost $1,585,170)	58,710	40,299
Investment Companies– 1.5%
Money Markets – 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $10,277,442)	10,276,415	10,277,442
Investments Purchased with Cash Collateral from Securities Lendingþ– 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£((cost $81,254)	81,254	81,254
Total Investments (total cost $365,407,989) – 99.9%		687,786,449
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		889,813
Net Assets – 100%		$688,676,262

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$574,837,224	83.6%
China	35,015,130	5.1
Taiwan	27,110,401	3.9
Netherlands	23,851,980	3.5
Israel	9,411,391	1.4
Argentina	5,884,361	0.9
Australia	5,807,282	0.8
Canada	3,551,418	0.5
United Kingdom	2,317,262	0.3

Total	$687,786,449	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$48,997	$(3,745)	$497	$10,277,442

Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	93,152∆	-	-	81,254
Total Affiliated Investments - 1.5%	$142,149	$(3,745)	$497	$10,358,696

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 1.5%
Money Markets - 1.5%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	12,154,279	151,649,282	(153,522,871)	10,277,442
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	1,499,059	26,517,483	(27,935,288)	81,254

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2020

Market Value(a)
Forward foreign currency exchange contracts, sold	$ 398,269
Purchased options contracts, call	46,790
Written options contracts, put	95,190

(a) Forward foreign currency exchange contracts are reported as the average ending monthly currency amount sold.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $3,681,929, which represents 0.5% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

¢	Security is valued using significant unobservable inputs.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

þ	The cash collateral reported as of September 30, 2020 represents amounts that were pledged on loan(s) that were subsequently cancelled.

§	Schedule of Restricted Securities (as of September 30, 2020)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets

Magic Leap Inc - Series D	10/5/17	$1,585,170	$40,299	0.0%

The Portfolio has registration rights for certain restricted securities held as of September 30, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Information Technology Services	$78,502,325	$3,322,262	$-
Interactive Media & Services	50,361,354	12,826,297	-
Internet & Direct Marketing Retail	44,661,778	20,641,522	-
Semiconductor & Semiconductor Equipment	76,962,784	47,640,119	-
All Other	342,469,013	-	-
Preferred Stocks	-	-	40,299
Investment Companies	-	10,277,442	-
Investments Purchased with Cash Collateral from Securities Lending	-	81,254	-
Total Assets	$592,957,254	$94,788,896	$40,299

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Portfolio did not hold a significant amount of Level 3 securities as of September 30, 2020.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.